UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

48475-0414                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
February 28, 2014 (unaudited)

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                              (000)
------------------------------------------------------------------------------------------
               COMMON STOCKS (97.8%)

               CONSUMER DISCRETIONARY (19.2%)
               ------------------------------
               ADVERTISING (2.4%)
     146,840   Omnicom Group, Inc.                                           $      11,113
     672,115   WPP plc                                                              14,721
                                                                             -------------
                                                                                    25,834
                                                                             -------------
               APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
     243,927   Burberry Group plc                                                    6,295
     129,589   Compagnie Financiere Richemont S.A.                                  12,907
     104,355   LVMH Moet Hennessy - Louis Vuitton S.A.                              19,424
                                                                             -------------
                                                                                    38,626
                                                                             -------------
               AUTO PARTS & EQUIPMENT (0.8%)
     139,430   Delphi Automotive plc                                                 9,282
                                                                             -------------
               AUTOMOTIVE RETAIL (0.9%)
      18,214   AutoZone, Inc.*                                                       9,807
                                                                             -------------
               CABLE & SATELLITE (1.4%)
     397,050   British Sky Broadcasting Group plc                                    6,250
      61,260   Time Warner Cable, Inc.                                               8,598
                                                                             -------------
                                                                                    14,848
                                                                             -------------
               CASINOS & GAMING (0.4%)
     608,148   William Hill plc                                                      4,049
                                                                             -------------
               FOOTWEAR (0.4%)
      52,890   NIKE, Inc. "B"                                                        4,141
                                                                             -------------
               GENERAL MERCHANDISE STORES (0.6%)
     112,720   Target Corp.                                                          7,049
                                                                             -------------
               MOTORCYCLE MANUFACTURERS (0.2%)
      33,860   Harley-Davidson, Inc.                                                 2,237
                                                                             -------------
               MOVIES & ENTERTAINMENT (5.4%)
     304,980   Time Warner, Inc.                                                    20,473
      49,450   Viacom, Inc. "B"                                                      4,338
     425,610   Walt Disney Co.                                                      34,394
                                                                             -------------
                                                                                    59,205
                                                                             -------------
               RESTAURANTS (2.5%)
     856,840   Compass Group plc                                                    13,552
     125,166   McDonald's Corp.                                                     11,910
      25,677   Whitbread plc                                                         1,929
                                                                             -------------
                                                                                    27,391
                                                                             -------------
               SPECIALTY STORES (0.7%)
     277,800   Sally Beauty Holdings, Inc.*                                          7,973
                                                                             -------------
               Total Consumer Discretionary                                        210,442
                                                                             -------------

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1  | USAA World Growth Fund

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                              (000)
------------------------------------------------------------------------------------------
               CONSUMER STAPLES (16.4%)
               ------------------------
               BREWERS (2.6%)
      95,640   Carlsberg A.S. "B"                                            $      10,092
     273,786   Heineken N.V.                                                        18,514
                                                                             -------------
                                                                                    28,606
                                                                             -------------
               DISTILLERS & VINTNERS (3.8%)
     807,390   Diageo plc                                                           25,398
     134,036   Pernod Ricard S.A.                                                   15,779
                                                                             -------------
                                                                                    41,177
                                                                             -------------
               FOOD RETAIL (0.2%)
      33,900   Lawson, Inc.                                                          2,352
                                                                             -------------
               HOUSEHOLD PRODUCTS (5.1%)
     227,527   Colgate-Palmolive Co.                                                14,296
      45,285   Procter & Gamble Co.                                                  3,562
     333,753   Reckitt Benckiser Group plc                                          27,464
     338,180   Svenska Cellulosa AB "B"                                             10,269
                                                                             -------------
                                                                                    55,591
                                                                             -------------
               PACKAGED FOODS & MEAT (4.3%)
     254,120   DANONE S.A.                                                          17,952
       3,170   Kellogg Co.                                                             192
     388,914   Nestle S.A.                                                          29,451
                                                                             -------------
                                                                                    47,595
                                                                             -------------
               SOFT DRINKS (0.4%)
      89,180   Dr. Pepper Snapple Group, Inc.                                        4,647
                                                                             -------------
               Total Consumer Staples                                              179,968
                                                                             -------------

               ENERGY (3.3%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (2.9%)
     129,550   National-Oilwell Varco, Inc.                                          9,981
     198,944   Saipem S.p.A.                                                         4,679
     179,670   Schlumberger Ltd.                                                    16,709
                                                                             -------------
                                                                                    31,369
                                                                             -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     382,300   INPEX Corp.                                                           4,846
                                                                             -------------
               Total Energy                                                         36,215
                                                                             -------------

               FINANCIALS (13.7%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (5.2%)
     502,031   Bank of New York Mellon Corp.                                        16,065
     242,887   Franklin Resources, Inc.                                             12,933
     161,836   Julius Baer Group Ltd.                                                7,585
     305,890   State Street Corp.                                                   20,088
                                                                             -------------
                                                                                    56,671
                                                                             -------------
               CONSUMER FINANCE (1.5%)
     178,190   American Express Co.                                                 16,265
                                                                             -------------
               DIVERSIFIED BANKS (3.9%)
      16,938   Credicorp Ltd.                                                        2,200
     165,784   Erste Group Bank AG                                                   5,883
     505,600   Grupo Financiero Banorte S.A. "O"                                     3,273
     140,430   ICICI Bank Ltd. ADR                                                   5,011
     534,301   Itau Unibanco Holding S.A. ADR                                        7,117
     602,500   Kasikornbank Public Co. Ltd.                                          3,195
      10,138   Komercni Banka A.S.                                                   2,458
   1,015,460   Sberbank of Russia(a)                                                 2,571

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                              (000)
------------------------------------------------------------------------------------------
     534,277   Standard Chartered plc                                        $      11,318
                                                                             -------------
                                                                                    43,026
                                                                             -------------
               DIVERSIFIED CAPITAL MARKETS (1.1%)
     577,298   UBS AG                                                               12,386
                                                                             -------------
               INVESTMENT BANKING & BROKERAGE (1.0%)
      67,550   Goldman Sachs Group, Inc.                                            11,244
                                                                             -------------
               REINSURANCE (0.4%)
      47,908   Swiss Re AG                                                           4,478
                                                                             -------------
               SPECIALIZED FINANCE (0.6%)
      81,700   Deutsche Boerse AG                                                    6,703
                                                                             -------------
               Total Financials                                                    150,773
                                                                             -------------

               HEALTH CARE (12.9%)
               -------------------
               HEALTH CARE EQUIPMENT (3.8%)
     221,740   Medtronic, Inc.                                                      13,140
      52,666   Sonova Holding AG                                                     7,449
     235,850   St. Jude Medical, Inc.                                               15,878
      57,330   Stryker Corp.                                                         4,600
                                                                             -------------
                                                                                    41,067
                                                                             -------------
               HEALTH CARE SUPPLIES (0.7%)
     175,750   DENTSPLY International, Inc.                                          7,975
                                                                             -------------
               LIFE SCIENCES TOOLS & SERVICES (3.5%)
     227,100   Thermo Fisher Scientific, Inc.                                       28,283
      94,200   Waters Corp.*                                                        10,494
                                                                             -------------
                                                                                    38,777
                                                                             -------------
               PHARMACEUTICALS (4.9%)
     181,372   Bayer AG                                                             25,761
      75,140   Johnson & Johnson                                                     6,922
      69,690   Merck KGaA                                                           12,217
      27,838   Roche Holding AG                                                      8,590
                                                                             -------------
                                                                                    53,490
                                                                             -------------
               Total Health Care                                                   141,309
                                                                             -------------

               INDUSTRIALS (14.5%)
               -------------------
               AEROSPACE & DEFENSE (5.1%)
     285,430   Honeywell International, Inc.                                        26,956
      75,350   MTU Aero Engines Holding AG                                           6,338
     189,060   United Technologies Corp.                                            22,124
                                                                             -------------
                                                                                    55,418
                                                                             -------------
               AIR FREIGHT & LOGISTICS (1.5%)
     170,940   United Parcel Service, Inc. "B"                                      16,371
                                                                             -------------
               ELECTRICAL COMPONENTS & EQUIPMENT (3.0%)
     231,743   Legrand S.A.                                                         14,372
      23,870   Rockwell Automation, Inc.                                             2,932
     178,242   Schneider Electric S.A.                                              15,930
                                                                             -------------
                                                                                    33,234
                                                                             -------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
      86,410   Adecco S.A.                                                           7,462
                                                                             -------------
               INDUSTRIAL CONGLOMERATES (1.8%)
     148,863   3M Co.                                                               20,056
                                                                             -------------
               MARINE (0.2%)
      16,120   Kuehne & Nagel International AG                                       2,302
                                                                             -------------

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3  | USAA World Growth Fund

================================================================================

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES      SECURITY                                                              (000)
------------------------------------------------------------------------------------------
               RAILROADS (1.7%)
     334,782   Canadian National Railway Co.                                 $      18,929
                                                                             -------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
      28,252   Brenntag AG                                                           5,255
                                                                             -------------
               Total Industrials                                                   159,027
                                                                             -------------

               INFORMATION TECHNOLOGY (11.0%)
               ------------------------------
               APPLICATION SOFTWARE (0.2%)
      18,109   Dassault Systemes S.A.                                                2,082
                                                                             -------------
               COMMUNICATIONS EQUIPMENT (0.5%)
     277,020   Cisco Systems, Inc.                                                   6,039
                                                                             -------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
      99,704   Visa, Inc. "A"                                                       22,527
                                                                             -------------
               ELECTRONIC COMPONENTS (1.7%)
     104,710   Amphenol Corp. "A"                                                    9,217
     336,200   HOYA Corp.                                                            9,963
                                                                             -------------
                                                                                    19,180
                                                                             -------------
               IT CONSULTING & OTHER SERVICES (2.1%)
     272,470   Accenture plc "A"                                                    22,710
                                                                             -------------
               OFFICE ELECTRONICS (0.3%)
     101,900   Canon, Inc.                                                           3,166
                                                                             -------------
               SEMICONDUCTORS (1.8%)
     144,700   Altera Corp.                                                          5,254
     162,480   Microchip Technology, Inc.                                            7,401
       5,979   Samsung Electronics Co. Ltd.                                          7,556
                                                                             -------------
                                                                                    20,211
                                                                             -------------
               SYSTEMS SOFTWARE (2.3%)
      66,720   Check Point Software Technologies Ltd.*                               4,498
     517,360   Oracle Corp.                                                         20,234
                                                                             -------------
                                                                                    24,732
                                                                             -------------
               Total Information Technology                                        120,647
                                                                             -------------

               MATERIALS (6.8%)
               ----------------
               INDUSTRIAL GASES (4.4%)
      40,221   Air Liquide S.A.                                                      5,538
     144,630   Linde AG                                                             29,975
      95,105   Praxair, Inc.                                                        12,399
                                                                             -------------
                                                                                    47,912
                                                                             -------------
               SPECIALTY CHEMICALS (2.4%)
     190,604   AkzoNobel N.V.                                                       15,788
     117,070   International Flavors & Fragrances, Inc.                             10,980
                                                                             -------------
                                                                                    26,768
                                                                             -------------
               Total Materials                                                      74,680
                                                                             -------------
               Total Common Stocks (cost: $688,149)                              1,073,061
                                                                             -------------

               MONEY MARKET INSTRUMENTS (1.9%)

               MONEY MARKET FUNDS (1.9%)
  21,137,597   State Street Institutional Liquid Reserve
                  Fund, 0.07% (b) (cost: $21,137)                                   21,137
                                                                             -------------



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                                                   Portfolio of Investments |  4

================================================================================

                                                                                    MARKET

 TOTAL INVESTMENTS (COST: $709,286)                                          $   1,094,198
                                                                             =============


($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                              $   1,070,490     $     2,571     $         --     $ 1,073,061
Money Market Instruments:
   Money Market Funds                                21,137              --               --          21,137
------------------------------------------------------------------------------------------------------------
Total                                         $   1,091,627     $     2,571     $         --     $ 1,094,198
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, common stocks with a fair value of $378,571,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA World Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

6  | USAA World Growth Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing

================================================================================

7  | USAA World Growth Fund

================================================================================

these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $395,666,000 and $10,754,000, respectively, resulting in net unrealized appreciation of $384,912,000.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,097,438,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 50.0% of net assets at February 28, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,571,000, which represented 0.2% of net assets of the Fund.
(b) Rate represents the money market fund annualized seven-day yield at February 28, 2014.
*     Non-income-producing security.

================================================================================

9  | USAA World Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/24/2014
         ------------------------------